Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	¥ 632
2027	442
2028	358
2029	346
2030	244
Thereafter	40
Total remaining undiscounted lease payments	2,062
Less: Interest	(156)
Total present value of lease liabilities	1,906
Less: Current operating lease liabilities	(572)	$ (82)
Non-current operating lease liabilities	¥ 1,334	$ 191